Share-based payment (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payment
Schedule of grants of share options by exercise price and assumptions

Stock option
Grant					Fair value assumptions
					Expected
		Quantity	Strike
		of	price -				Risk-free	Maturity
Number	Date	options	Reais	Option pricing	Dividends -%	Volatility -%	interest rate, %	term	Maturity date
1st	2013	1,842,951	18.72	12.73	3.30%	25.24%	10.27%	4 years	2017
2nd	2014	406,059	33.83	11.81	0.80%	25.11%	10.12%	4 years	2018
3rd	2015	432,855	38.72	11.86	1.28%	24.00%	12.96%	4 years	2019
4th	2016	566,592	38.17	14.02	0.85%	25.01%	7.25%	4 years	2020
5th	2017	391,618	16.99	3.83	1.34%	24.25%	9.71%	4 years	2021
6th	2018	420,552	21.61	2.99	1.39%	23.69%	7.43%	4 years	2022

Schedule of changes in stock options outstanding

	Stock option plan
	Number of	Strike
	outstanding	price
	shares	(in Reais)
December 31, 2018	946,123	16.41
(-) Exercised	(208,076)	37.53
(-) Canceled	(21,874)	43.52
December 31, 2019	716,173	19.16

Schedule of grants of restricted shares by exercise price and assumptions

Deferred shares
Grant						Fair value assumptions
					Expected
									Maturity
Number	Date	Number of shares	Strike price - Reais	Pricing shares	Dividends -%	Volatility -%	Risk-free interest rate, %	Maturity term	date of
1st	2016	10,446	19.45	16.00	0.80%	25.01%	13.64%	1 years	2017
2nd	2017	884,602	29.43	27.84	1.34%	24.25%	9.71%	4 years	2021
3rd	2018	448,489	19.16	18.12	1.39%	23.69%	7.43%	4 years	2022
4th	2019	3,232,761	29.27	27.75	1.33%	27.14%	6.42%	4 years	2023

Schedule of financial activity of the restricted shares

	Restricted shares
	Number of	Strike
	outstanding	price
	shares	(in Reais)
December 31, 2018	1,033,868	19.16
Granted	3,232,761	29.27
(-) Exercised	(13,810)	19.11
(-) Canceled	(553,225)	25.49
December 31, 2019	3,699,594	34.33